Supplement dated October 26, 2006
                           to the Class NAV Prospectus
                            of John Hancock Funds II
                             Dated October 17, 2005

The following supplements and supersedes any contrary information in the stated sections under the heading "Value Fund":


VALUE FUND

Your Expenses
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

  Annual Operating Expenses                                     Class NAV
  -------------------------                                     ---------
  Management fee ...............................................0.75%
  Distribution and service (12b-1) fees ........................0.00%
  Other expenses (A)............................................0.24%
  Total fund operating expenses ................................0.99%

(A) Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

  Expense Examples         Year 1       Year 3      Year 5      Year 10
  ----------------         ------       ------      ------      -------
  Class NAV ...............$101         $317        $549        $1,218


Fund Codes

   CLASS NAV    Ticker
                CUSIP        47804A833
                SEC number   811-21779

                        Supplement dated October 26, 2006
                      to the Class 1 and Class 3 Prospectus
                            of John Hancock Funds II
                             Dated October 17, 2005

The following supplements and supersedes any contrary information with respect to Class 1 in the stated sections under the heading "Value Fund":


VALUE FUND

Your Expenses
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

  Annual Operating Expenses                                     Class 1
  -------------------------                                     -------
  Management fee ...............................................0.75%
  Distribution and service (12b-1) fees ........................0.05%
  Other expenses (A)............................................0.24%
  Total fund operating expenses ................................1.04%

(A) Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

  Expense Examples         Year 1       Year 3      Year 5      Year 10
  ----------------         ------       ------      ------      -------
  Class 1 .................$106         $332        $576        $1,276


Fund Codes

   CLASS 1      Ticker
                CUSIP        47804A858
                SEC number   811-21779